Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.16%
Consumer Staples — 0.16%
COTA Series D 144A 4.896% 10/2/23 #, <<, =, †	6,475,373	$ 867,700
Total Corporate Bond (cost $6,474,525)		867,700
	Number of shares
Common Stocks — 0.00%
Consumer Discretionary — 0.00%
Media Group Holdings Series H <<, =, †	72,709	0
Media Group Holdings Series T <<, =, †	9,113	0
		0
Consumer Staples — 0.00%
COTA Series B <<, =, †	51	0
		0
Total Common Stocks (cost $69,630,936)		0

Affiliated Mutual Funds — 99.42%<<
Alternative / Specialty Fund — 1.95%
Delaware Global Real Estate Fund Class R6	1,325,848	10,540,490
		10,540,490
Fixed Income Funds — 35.10%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	1,527,722	11,106,538
Delaware Ivy Core Bond Fund Class R6	5,593,578	49,055,680
Delaware Ivy Global Bond Fund Class R6	7,919,299	69,214,673
Delaware Ivy Government Securities Fund Class R6	7,114,950	32,657,619
Delaware Ivy Total Return Bond Fund Class R6	2,063,577	16,591,164
Delaware Limited-Term Diversified Income Fund Class R6	1,465,847	11,228,386
		189,854,060
Global / International Equity Funds — 25.52%
Delaware Ivy International Core Equity Fund Class R6	4,983,970	95,592,542
Delaware Ivy International Value Fund Class R6	1,606,412	23,742,764
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	1,044,100	18,678,951
		138,014,257
US Equity Funds — 36.85%
Delaware Ivy Core Equity Fund Class R6	2,496,972	45,869,387
Delaware Ivy Large Cap Growth Fund Class R6	2,156,113	64,748,075
Delaware Mid Cap Growth Equity Fund Class R6	204,383	5,099,356
NQ- IWGAX [0923] 1123 (3218125)    1

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund   (Unaudited)
	Number of shares	Value (US $)

Affiliated Mutual Funds (continued)
US Equity Funds (continued)
Delaware Opportunity Fund Class R6	172,206	$ 5,284,994
Delaware Small Cap Core Fund Class R6	603,357	15,349,395
Delaware Value Fund Class R6	3,702,796	62,984,561
		199,335,768
Total Affiliated Mutual Funds (cost $523,846,076)		537,744,575

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	683,973	683,973
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	683,973	683,973
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	683,973	683,973
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	683,974	683,974
Total Short-Term Investments (cost $2,735,893)		2,735,893
Total Value of Securities—100.08% (cost $602,687,430)		541,348,168

Liabilities Net of Receivables and Other Assets—(0.08%)		(446,650)
Net Assets Applicable to 73,245,697 Shares Outstanding—100.00%		$540,901,518
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $867,700, which represents 0.16% of the Fund's net assets.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Summary of abbreviations:
USD – US Dollar
2    NQ- IWGAX [0923] 1123 (3218125)